Drilling units	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Drilling units
Drilling units
The below table shows the gross value and net book value of our drilling units at December 31, 2019 and December 31, 2018.

(In US$ millions)	Cost	Accumulated depreciation	Net Book Value
Opening balance as at January 1, 2018	6,599.0	(1,428.1)	5,170.9
Additions	115.0	—	115.0
Depreciation	—	(280.3)	(280.3)
Closing balance as at December 31, 2018	6,714.0	(1,708.4)	5,005.6
Additions	111.1	—	111.1
Depreciation	—	(275.9)	(275.9)
Closing balance as at December 31, 2019	6,825.1	(1,984.3)	4,840.8

Depreciation related to our drilling units was $275.9 million, $280.3 million and $274.9 million for the years ended December 31, 2019, 2018 and 2017 respectively.
Each of our drilling units has been pledged as collateral under our debt agreements. Please read Note 12 – "Debt" for further details.